Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Current and Non-current Assets
Straight-lining of revenue	$ 28,989	$ 36,495
Marketable securities	99,232	86,029
Claims receivable	14,420	12,026
Other current assets	9,734	7,623
Total other current assets	152,375	142,173
Straight-lining of revenue	52,461	63,382
Other non-current assets	24,671	9,245
Total other non-current assets	$ 77,132	$ 72,627